Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software Net
	December 31, 2022	December 31, 2023
	RMB	RMB
Furniture and electronic equipment	5,617	5,531
Vehicles	222	222
Software	1,466	1,466
Leasehold improvement	4,669	4,669
Total property, equipment and software	11,974	11,888
Less: accumulated depreciation and amortization	(10,862)	(10,776)
impairment	(1,112)	(1,112)
Property, equipment and software, net	—	—